PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Property plant and equipment, gross	$ 115,976	$ 98,312	$ 132,052
Less: accumulated depreciation	54,570	39,026	29,551
Property and equipment, Net	61,406	59,286	102,501
Furniture and Fixtures [Member]
Property plant and equipment, gross	60,477	58,064	59,191
Office equipment [Member]
Property plant and equipment, gross	$ 55,499	$ 40,248	33,270
Leasehold Improvements [Member]
Property plant and equipment, gross			$ 39,591